Securities	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Securities
Note 5. Securities
Securities

$ millions, as at	2025 Jan. 31	2024 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$79,761	$76,693
Securities measured at amortized cost (1)	73,985	71,610
Securities mandatorily measured and designated at FVTPL	119,295	106,042
	$273,041	$254,345
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2025 Jan. 31					2024 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$13,693		$3	$(36)	$13,660	$11,715		$1	$(31)	$11,685
Other Canadian governments	15,366		6	(121)	15,251	16,506		9	(101)	16,414
U.S. Treasury and agencies	29,900		28	(108)	29,820	29,362		10	(220)	29,152
Other foreign governments	5,717		23	(3)	5,737	5,542		22	(4)	5,560
Mortgage-backed securities	3,579		1	(23)	3,557	3,493		–	(23)	3,470
Asset-backed securities	734		2	–	736	656		1	–	657
Corporate debt	10,005		9	(7)	10,007	9,085		7	(9)	9,083
	78,994		72	(298)	78,768	76,359		50	(388)	76,021
Corporate equity (2)	970		58	(35)	993	653		51	(32)	672
	$79,964		$130	$(333)	$79,761	$77,012		$101	$(420)	$76,693
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $20 million (October 31, 2024: $19 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended January 31, 2025 was nil (nil and nil for the three months ended October 31, 2024 and January 31, 2024, respectively), at the time of disposal.
Net realized cumulative after-tax gains of nil for the three months ended January 31, 2025 ($3 million and $
1 million of gains for the three months ended October 31, 2024 and January 31, 2024, respectively), were reclassified from AOCI to retained earnings, resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at January 31, 2025 was $2 million (
$
1
 milli
on
 and $1 million for the three months ended October 31, 2024 and January 31, 2024, respectively). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at January 31, 2025 was nil (nil and nil for the three months ended October 31, 2024 and January 31, 2024, respectively).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2025	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$7	$17	$12	$36
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$2	$18	$–	$20
	Debt securities measured at amortized cost	5	–	12	17
2024	Debt securities measured at FVOCI and amortized cost
Oct. 31	Balance at beginning of period	$7	$18	$12	$37
	Provision for (reversal of) credit losses (2)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$7	$17	$12	$36
	Comprises:
	Debt securities measured at FVOCI	$2	$17	$–	$19
	Debt securities measured at amortized cost	5	–	12	17
2024	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$20	$13	$40
	Comprises:
	Debt securities measured at FVOCI	$1	$20	$–	$21
	Debt securities measured at amortized cost	6	–	13	19
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.